INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Federal statutory rate to the Company's effective tax rate for the years ended December 31, 2013 and December 31, 2012 is as follows:

	2013	2012
Federal statutory rate	(34.0)%	(34.0)%
Decrease resulting from:
Non-deductible expenses	2.9	4.4
Timing differences	0.9	—
Change in valuation allowance	29.8	28.8
Net operating losses	0.4	0.8
Effective tax rate	—%	—%